OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Employees and payroll accruals	$ 3,455	$ 2,831
Accrued expenses	6,479	4,749
Deferred revenues	451	327
Government authorities	287	409
Income tax payable and tax provision	1,085	1,068
Others	122	47
Other accounts payable and accrued expenses	$ 11,879	$ 9,431